UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21787

Name of Fund: Enhanced S&P 500(R) Covered Call Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      Enhanced S&P 500(R) Covered Call Fund Inc., 4 World Financial Center, 5th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/2005

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2006

                                           Shares
Industry                                     Held    Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.9%                  9,675    Boeing Co.                                           $       753,973
                                            4,846    General Dynamics Corp.                                       310,047
                                            1,492    Goodrich Corp.                                                65,066
                                           10,040    Honeywell International, Inc.                                429,411
                                            1,466    L-3 Communications Holdings, Inc.                            125,768
                                            4,330    Lockheed Martin Corp.                                        325,313
                                            4,239    Northrop Grumman Corp.                                       289,481
                                            5,392    Raytheon Co.                                                 247,169
                                            2,079    Rockwell Collins, Inc.                                       117,152
                                           12,274    United Technologies Corp.                                    711,524
                                                                                                          ---------------
                                                                                                                3,374,904
-------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.8%              3,673    FedEx Corp.                                                  414,829
                                              732    Ryder System, Inc.                                            32,779
                                           13,201    United Parcel Service, Inc. Class B                        1,047,895
                                                                                                          ---------------
                                                                                                                1,495,503
-------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                             8,559    Southwest Airlines Co.                                       153,976
-------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                        737    Cooper Tire & Rubber Co.                                      10,569
                                            2,139    The Goodyear Tire & Rubber Co. (a)                            30,973
                                            2,347    Johnson Controls, Inc.                                       178,208
                                                                                                          ---------------
                                                                                                                  219,750
-------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.3%                         22,533    Ford Motor Co.                                               179,363
                                            6,836    General Motors Corp.                                         145,402
                                            3,295    Harley-Davidson, Inc.                                        170,945
                                                                                                          ---------------
                                                                                                                  495,710
-------------------------------------------------------------------------------------------------------------------------
Beverages - 1.6%                            9,384    Anheuser-Busch Cos., Inc.                                    401,354
                                            1,005    Brown-Forman Corp. Class B                                    77,355
                                           24,904    The Coca-Cola Co.                                          1,042,730
                                            3,668    Coca-Cola Enterprises, Inc.                                   74,607
                                            2,383    Constellation Brands, Inc. Class A (a)                        59,694
                                              694    Molson Coors Brewing Co. Class B                              47,622
                                            1,634    Pepsi Bottling Group, Inc.                                    49,657
                                           20,027    PepsiCo, Inc.                                              1,157,360
                                                                                                          ---------------
                                                                                                                2,910,379
-------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.1%                       14,126    Amgen, Inc. (a)                                            1,027,666
                                            2,215    Applera Corp. - Applied Biosystems Group                      60,115
                                            4,159    Biogen Idec, Inc. (a)                                        195,889
                                            1,322    Chiron Corp. (a)                                              60,561
                                            3,140    Genzyme Corp. (a)                                            211,071
                                            5,588    Gilead Sciences, Inc. (a)                                    347,685
                                            3,088    Medimmune, Inc. (a)                                          112,959
                                                                                                          ---------------
                                                                                                                2,015,946
-------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                    2,154    American Standard Cos., Inc.                                  92,320
                                            5,032    Masco Corp.                                                  163,490
                                                                                                          ---------------
                                                                                                                  255,810
-------------------------------------------------------------------------------------------------------------------------
Capital Markets - 2.8%                      3,030    Ameriprise Financial, Inc.                                   136,532
                                            9,324    The Bank of New York Co., Inc.                               336,037
                                            1,442    The Bear Stearns Cos., Inc.                                  200,005
                                           12,473    The Charles Schwab Corp.                                     214,660
                                            5,051    E*Trade Financial Corp. (a)                                  136,276
                                            1,019    Federated Investors, Inc. Class B                             39,792
                                            1,845    Franklin Resources, Inc.                                     173,873
                                            5,271    Goldman Sachs Group, Inc.                                    827,336
                                            2,597    Janus Capital Group, Inc.                                     60,172
                                            3,268    Lehman Brothers Holdings, Inc.                               472,324

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2006

                                           Shares
Industry                                     Held    Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------------------
                                            5,009    Mellon Financial Corp.                               $       178,320
                                           11,100    Merrill Lynch & Co., Inc. (b)                                874,236
                                           12,980    Morgan Stanley                                               815,404
                                            2,239    Northern Trust Corp.                                         117,548
                                            4,025    State Street Corp.                                           243,231
                                            1,596    T. Rowe Price Group, Inc.                                    124,823
                                                                                                          ---------------
                                                                                                                4,950,569
-------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                            2,691    Air Products & Chemicals, Inc.                               180,808
                                              864    Ashland, Inc.                                                 61,413
                                           11,694    The Dow Chemical Co.                                         474,776
                                           11,120    E.I. du Pont de Nemours & Co.                                469,375
                                              987    Eastman Chemical Co.                                          50,515
                                            2,204    Ecolab, Inc.                                                  84,193
                                            1,496    Engelhard Corp.                                               59,257
                                            1,364    Hercules, Inc. (a)                                            18,823
                                              954    International Flavors & Fragrances, Inc.                      32,741
                                            3,256    Monsanto Co.                                                 275,946
                                            1,998    PPG Industries, Inc.                                         126,573
                                            3,901    Praxair, Inc.                                                215,140
                                            1,741    Rohm & Haas Co.                                               85,083
                                              809    Sigma-Aldrich Corp.                                           53,224
                                              283    Tronox, Inc. Class B (a)                                       4,803
                                                                                                          ---------------
                                                                                                                2,192,670
-------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.7%                     4,177    AmSouth Bancorp                                              112,988
                                            6,472    BB&T Corp.                                                   253,702
                                           56,145    Bank of America Corp.                                      2,556,843
                                            1,968    Comerica, Inc.                                               114,085
                                            1,494    Compass Bancshares, Inc.                                      75,611
                                            6,716    Fifth Third Bancorp                                          264,342
                                            1,524    First Horizon National Corp.                                  63,475
                                            3,006    Huntington Bancshares, Inc.                                   72,535
                                            4,897    KeyCorp                                                      180,210
                                              960    M&T Bank Corp.                                               109,574
                                            2,537    Marshall & Ilsley Corp.                                      110,562
                                            6,617    National City Corp.                                          230,933
                                            5,749    North Fork Bancorporation, Inc.                              165,744
                                            3,532    PNC Financial Services Group, Inc.                           237,739
                                            5,512    Regions Financial Corp.                                      193,857
                                            4,481    SunTrust Banks, Inc.                                         326,038
                                            3,787    Synovus Financial Corp.                                      102,590
                                           21,768    U.S. Bancorp                                                 663,924
                                           19,613    Wachovia Corp.                                             1,099,309
                                           20,258    Wells Fargo & Co.                                          1,293,878
                                            1,262    Zions Bancorporation                                         104,405
                                                                                                          ---------------
                                                                                                                8,332,344
-------------------------------------------------------------------------------------------------------------------------
Commercial Services &                       2,650    Allied Waste Industries, Inc. (a)                             32,436
Supplies - 0.6%                             1,335    Avery Dennison Corp.                                          78,071
                                           12,187    Cendant Corp.                                                211,444
                                            1,666    Cintas Corp.                                                  71,005
                                            1,560    Equifax, Inc.                                                 58,094
                                            1,529    Monster Worldwide, Inc. (a)                                   76,236
                                            2,746    Pitney Bowes, Inc.                                           117,886
                                            2,610    RR Donnelley & Sons Co.                                       85,399

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2006

                                           Shares
Industry                                     Held    Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------------------
                                            2,073    Robert Half International, Inc.                      $        80,039
                                            6,675    Waste Management, Inc.                                       235,628
                                                                                                          ---------------
                                                                                                                1,046,238
-------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.4%             1,415    ADC Telecommunications, Inc. (a)                              36,210
                                            1,926    Andrew Corp. (a)                                              23,651
                                            5,040    Avaya, Inc. (a)                                               56,952
                                            7,040    Ciena Corp. (a)                                               36,678
                                           74,346    Cisco Systems, Inc. (a)                                    1,611,078
                                            2,441    Comverse Technology, Inc. (a)                                 57,437
                                           18,688    Corning, Inc. (a)                                            502,894
                                           20,262    JDS Uniphase Corp. (a)                                        84,493
                                           54,022    Lucent Technologies, Inc. (a)                                164,767
                                           30,214    Motorola, Inc.                                               692,203
                                           20,021    QUALCOMM, Inc.                                             1,013,263
                                            5,444    Tellabs, Inc. (a)                                             86,560
                                                                                                          ---------------
                                                                                                                4,366,186
-------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 2.9%             10,295    Apple Computer, Inc. (a)                                     645,702
                                           28,449    Dell, Inc. (a)                                               846,642
                                           28,729    EMC Corp. (a)                                                391,576
                                            3,194    Gateway, Inc. (a)                                              6,995
                                           34,189    Hewlett-Packard Co.                                        1,124,818
                                           18,945    International Business Machines Corp.                      1,562,394
                                            1,309    Lexmark International, Inc. Class A (a)                       59,402
                                            2,200    NCR Corp. (a)                                                 91,938
                                            4,523    Network Appliance, Inc. (a)                                  162,964
                                            1,951    QLogic Corp. (a)                                              37,752
                                           41,836    Sun Microsystems, Inc. (a)                                   214,619
                                                                                                          ---------------
                                                                                                                5,144,802
-------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%           1,050    Fluor Corp.                                                   90,090
-------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%               1,213    Vulcan Materials Co.                                         105,106
-------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.8%                    14,961    American Express Co.                                         786,201
                                            3,640    Capital One Financial Corp.                                  293,093
                                            5,044    SLM Corp.                                                    261,985
                                                                                                          ---------------
                                                                                                                1,341,279
-------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.1%               1,261    Ball Corp.                                                    55,270
                                            1,273    Bemis Co.                                                     40,201
                                            1,731    Pactiv Corp. (a)                                              42,479
                                              980    Sealed Air Corp.                                              56,713
                                            1,340    Temple-Inland, Inc.                                           59,697
                                                                                                          ---------------
                                                                                                                  254,360
-------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                         2,089    Genuine Parts Co.                                             91,561
-------------------------------------------------------------------------------------------------------------------------
Diversified Consumer                        1,700    Apollo Group, Inc. Class A (a)                                89,267
Services - 0.1%                             3,960    H&R Block, Inc.                                               85,734
                                                                                                          ---------------
                                                                                                                  175,001
-------------------------------------------------------------------------------------------------------------------------
Diversified Financial                       2,415    CIT Group, Inc.                                              129,251
Services - 2.8%                            60,334    Citigroup, Inc.                                            2,850,178
                                           42,132    JPMorgan Chase & Co.                                       1,754,376
                                            2,940    Moody's Corp.                                                210,092
                                                                                                          ---------------
                                                                                                                4,943,897
-------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication              46,898    AT&T, Inc.                                                 1,268,122
Services - 1.9%                            21,732    BellSouth Corp.                                              753,014
                                            1,583    CenturyTel, Inc.                                              61,927
                                            3,970    Citizens Communications Co.                                   52,682

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2006

                                           Shares
Industry                                     Held    Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------------------
                                           18,752    Qwest Communications International Inc. (a)          $       127,514
                                           35,378    Verizon Communications, Inc.                               1,204,975
                                                                                                          ---------------
                                                                                                                3,468,234
-------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.2%                   1,973    Allegheny Energy, Inc. (a)                                    66,786
                                            4,759    American Electric Power Co., Inc.                            161,901
                                            2,411    Cinergy Corp.                                                109,484
                                            3,939    Edison International                                         162,208
                                            2,512    Entergy Corp.                                                173,177
                                            8,065    Exelon Corp.                                                 426,639
                                            4,878    FPL Group, Inc.                                              195,803
                                            3,986    FirstEnergy Corp.                                            194,915
                                            4,596    PPL Corp.                                                    135,122
                                            1,199    Pinnacle West Capital Corp.                                   46,881
                                            3,049    Progress Energy, Inc.                                        134,095
                                            8,966    The Southern Co.                                             293,816
                                                                                                          ---------------
                                                                                                                2,100,827
-------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                 2,077    American Power Conversion Corp.                               47,999
                                            1,110    Cooper Industries Ltd. Class A                                96,459
                                            4,973    Emerson Electric Co.                                         415,892
                                            2,142    Rockwell Automation, Inc.                                    154,031
                                                                                                          ---------------
                                                                                                                  714,381
-------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                      5,182    Agilent Technologies, Inc. (a)                               194,584
Instruments - 0.3%                          2,110    Jabil Circuit, Inc. (a)                                       90,435
                                            1,722    Molex, Inc.                                                   57,170
                                            6,433    Sanmina-SCI Corp. (a)                                         26,375
                                           11,055    Solectron Corp. (a)                                           44,220
                                            3,058    Symbol Technologies, Inc.                                     32,354
                                              986    Tektronix, Inc.                                               35,210
                                                                                                          ---------------
                                                                                                                  480,348
-------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                          3,918    BJ Services Co.                                              135,563
Services - 1.5%                             4,138    Baker Hughes, Inc.                                           283,039
                                            6,240    Halliburton Co.                                              455,645
                                            1,910    Nabors Industries Ltd. (a)                                   136,718
                                            2,112    National Oilwell Varco, Inc. (a)                             135,421
                                            1,657    Noble Corp.                                                  134,383
                                            1,322    Rowan Cos., Inc.                                              58,115
                                            7,142    Schlumberger Ltd.                                            903,963
                                            3,940    Transocean, Inc. (a)                                         316,382
                                            4,217    Weatherford International Ltd. (a)                           192,928
                                                                                                          ---------------
                                                                                                                2,752,157
-------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.9%             4,458    Albertson's, Inc.                                            114,437
                                            9,881    CVS Corp.                                                    295,145
                                            5,719    Costco Wholesale Corp.                                       309,741
                                            8,769    The Kroger Co.                                               178,537
                                            1,646    SUPERVALU Inc.                                                50,730
                                            7,486    SYSCO Corp.                                                  239,926
                                            5,436    Safeway, Inc.                                                136,552
                                           30,196    Wal-Mart Stores, Inc.                                      1,426,459
                                           12,233    Walgreen Co.                                                 527,609
                                            1,680    Whole Foods Market, Inc.                                     111,619
                                                                                                          ---------------
                                                                                                                3,390,755
-------------------------------------------------------------------------------------------------------------------------

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2006

                                           Shares
Industry                                     Held    Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------------------
Food Products - 0.9%                        7,903    Archer-Daniels-Midland Co.                           $       265,936
                                            2,227    Campbell Soup Co.                                             72,155
                                            6,277    ConAgra Foods, Inc.                                          134,704
                                            1,640    Dean Foods Co. (a)                                            63,681
                                            4,305    General Mills, Inc.                                          218,177
                                            4,049    HJ Heinz Co.                                                 153,538
                                            2,167    The Hershey Co.                                              113,182
                                            3,039    Kellogg Co.                                                  133,838
                                            1,603    McCormick & Co., Inc.                                         54,278
                                            9,188    Sara Lee Corp.                                               164,281
                                            3,046    Tyson Foods, Inc. Class A                                     41,852
                                            2,145    Wm. Wrigley Jr. Co.                                          137,280
                                                                                                          ---------------
                                                                                                                1,552,902
-------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                          534    Nicor, Inc.                                                   21,125
                                              459    Peoples Energy Corp.                                          16,359
                                                                                                          ---------------
                                                                                                                   37,484
-------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                       647    Bausch & Lomb, Inc.                                           41,214
Supplies - 1.6%                             7,839    Baxter International, Inc.                                   304,232
                                            2,989    Becton Dickinson & Co.                                       184,063
                                            2,992    Biomet, Inc.                                                 106,276
                                            7,150    Boston Scientific Corp. (a)                                  164,808
                                            1,257    CR Bard, Inc.                                                 85,237
                                            1,491    Fisher Scientific International (a)                          101,463
                                            4,096    Guidant Corp.                                                319,734
                                            1,944    Hospira, Inc. (a)                                             76,710
                                           14,590    Medtronic, Inc.                                              740,443
                                              627    Millipore Corp. (a)                                           45,809
                                            1,581    PerkinElmer, Inc.                                             37,106
                                            4,431    St. Jude Medical, Inc. (a)                                   181,671
                                            3,532    Stryker Corp.                                                156,609
                                            1,961    Thermo Electron Corp. (a)                                     72,733
                                            1,264    Waters Corp. (a)                                              54,542
                                            2,995    Zimmer Holdings, Inc. (a)                                    202,462
                                                                                                          ---------------
                                                                                                                2,875,112
-------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                     6,855    Aetna, Inc.                                                  336,855
Services - 2.4%                             2,527    AmerisourceBergen Corp.                                      121,978
                                            5,100    Cardinal Health, Inc.                                        380,052
                                            5,423    Caremark Rx, Inc.                                            266,703
                                            1,464    Cigna Corp.                                                  191,228
                                            1,937    Coventry Health Care, Inc. (a)                               104,559
                                            1,769    Express Scripts, Inc. (a)                                    155,495
                                            4,931    HCA, Inc.                                                    225,790
                                            2,909    Health Management Associates, Inc. Class A                    62,747
                                            1,976    Humana, Inc. (a)                                             104,036
                                            2,408    IMS Health, Inc.                                              62,054
                                            1,514    Laboratory Corp. of America Holdings (a)                      88,539
                                              952    Manor Care, Inc.                                              42,221
                                            3,703    McKesson Corp.                                               193,037
                                            3,679    Medco Health Solutions, Inc. (a)                             210,512
                                            1,676    Patterson Cos., Inc. (a)                                      58,995
                                            1,967    Quest Diagnostics, Inc.                                      100,907

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2006

                                           Shares
Industry                                     Held    Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------------------
                                            5,685    Tenet Healthcare Corp. (a)                           $        41,955
                                           16,394    UnitedHealth Group, Inc.                                     915,769
                                            7,978    WellPoint, Inc. (a)                                          617,737
                                                                                                          ---------------
                                                                                                                4,281,169
-------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                       5,248    Carnival Corp.                                               248,598
Leisure - 1.2%                              1,589    Darden Restaurants, Inc.                                      65,197
                                            2,225    Harrah's Entertainment, Inc.                                 173,461
                                            3,983    Hilton Hotels Corp.                                          101,407
                                            4,076    International Game Technology                                143,557
                                            1,961    Marriott International, Inc. Class A                         134,525
                                           15,190    McDonald's Corp.                                             521,928
                                            9,228    Starbucks Corp. (a)                                          347,342
                                            2,609    Starwood Hotels & Resorts Worldwide, Inc.                    176,708
                                            1,382    Wendy's International, Inc.                                   85,767
                                            3,334    Yum! Brands, Inc.                                            162,899
                                                                                                          ---------------
                                                                                                                2,161,389
-------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                     935    Black & Decker Corp.                                          81,242
                                            1,484    Centex Corp.                                                  91,993
                                            3,286    DR Horton, Inc.                                              109,161
                                            1,769    Fortune Brands, Inc.                                         142,634
                                              792    Harman International Industries, Inc.                         88,015
                                              929    KB HOME                                                       60,366
                                            2,204    Leggett & Platt, Inc.                                         53,711
                                            1,653    Lennar Corp. Class A                                          99,808
                                              972    Maytag Corp.                                                  20,733
                                            3,316    Newell Rubbermaid, Inc.                                       83,530
                                            2,583    Pulte Homes, Inc.                                             99,239
                                              705    Snap-On, Inc.                                                 26,875
                                              875    The Stanley Works                                             44,328
                                              822    Whirlpool Corp.                                               75,188
                                                                                                          ---------------
                                                                                                                1,076,823
-------------------------------------------------------------------------------------------------------------------------
Household Products - 1.7%                   1,815    Clorox Co.                                                   108,628
                                            6,229    Colgate-Palmolive Co.                                        355,676
                                            5,571    Kimberly-Clark Corp.                                         322,004
                                           39,757    Procter & Gamble Co.                                       2,290,798
                                                                                                          ---------------
                                                                                                                3,077,106
-------------------------------------------------------------------------------------------------------------------------
IT Services - 0.8%                          1,508    Affiliated Computer Services, Inc. Class A (a)                89,967
                                            7,005    Automatic Data Processing, Inc.                              319,988
                                            2,254    Computer Sciences Corp. (a)                                  125,210
                                            1,690    Convergys Corp. (a)                                           30,775
                                            6,219    Electronic Data Systems Corp.                                166,856
                                            9,272    First Data Corp.                                             434,115
                                            2,230    Fiserv, Inc. (a)                                              94,887
                                            4,038    Paychex, Inc.                                                168,223
                                            1,594    Sabre Holdings Corp. Class A                                  37,507
                                            4,133    Unisys Corp. (a)                                              28,476
                                                                                                          ---------------
                                                                                                                1,496,004
-------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &               7,929    The AES Corp. (a)                                            135,269
Energy Traders - 0.5%                       2,157    Constellation Energy Group, Inc.                             118,009
                                           11,220    Duke Energy Corp. (a)                                        327,063
                                            3,642    Dynegy, Inc. Class A (a)                                      17,482
                                            5,593    TXU Corp.                                                    250,343
                                                                                                          ---------------
                                                                                                                  848,166
-------------------------------------------------------------------------------------------------------------------------

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2006

                                           Shares
Industry                                     Held    Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.3%             9,126    3M Co.                                               $       690,747
                                          125,995    General Electric Co.                                       4,382,106
                                            1,600    Textron, Inc.                                                149,424
                                           24,361    Tyco International Ltd.                                      654,824
                                                                                                          ---------------
                                                                                                                5,877,101
-------------------------------------------------------------------------------------------------------------------------
Insurance - 3.7%                            3,896    ACE Ltd.                                                     202,631
                                            1,275    AMBAC Financial Group, Inc.                                  101,490
                                            3,892    AON Corp.                                                    161,557
                                            6,023    Aflac, Inc.                                                  271,818
                                            7,796    The Allstate Corp.                                           406,250
                                           31,374    American International Group, Inc.                         2,073,508
                                            2,416    Chubb Corp.                                                  230,583
                                            2,103    Cincinnati Financial Corp.                                    88,473
                                            4,554    Genworth Financial, Inc. Class A                             152,240
                                            3,656    Hartford Financial Services Group, Inc.                      294,491
                                            1,631    Jefferson-Pilot Corp.                                         91,238
                                            2,094    Lincoln National Corp.                                       114,311
                                            1,640    Loews Corp.                                                  165,968
                                            1,620    MBIA, Inc.                                                    97,411
                                            6,612    Marsh & McLennan Cos., Inc.                                  194,128
                                            9,162    Metlife, Inc.                                                443,166
                                            3,379    Principal Financial Group, Inc.                              164,895
                                            2,375    The Progressive Corp.                                        247,618
                                            5,984    Prudential Financial, Inc.                                   453,647
                                            1,487    Safeco Corp.                                                  74,662
                                            8,412    The St. Paul Travelers Cos., Inc.                            351,537
                                            1,249    Torchmark Corp.                                               71,318
                                            3,610    UnumProvident Corp.                                           73,933
                                            2,108    XL Capital Ltd. Class A                                      135,144
                                                                                                          ---------------
                                                                                                                6,662,017
-------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.4%            3,729    Amazon.com, Inc. (a)                                         136,146
                                           13,943    eBay, Inc. (a)                                               544,614
                                                                                                          ---------------
                                                                                                                  680,760
-------------------------------------------------------------------------------------------------------------------------
Internet Software &                         2,443    Google, Inc. Class A (a)                                     952,770
Services - 0.8%                             2,956    VeriSign, Inc. (a)                                            70,914
                                           15,253    Yahoo!, Inc. (a)                                             492,062
                                                                                                          ---------------
                                                                                                                1,515,746
-------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                         1,148    Brunswick Corp.                                               44,611
Products - 0.2%                             3,472    Eastman Kodak Co.                                             98,744
                                            2,151    Hasbro, Inc.                                                  45,386
                                            4,698    Mattel, Inc.                                                  85,175
                                                                                                          ---------------
                                                                                                                  273,916
-------------------------------------------------------------------------------------------------------------------------
Machinery - 1.2%                            8,109    Caterpillar, Inc.                                            582,307
                                              564    Cummins, Inc.                                                 59,276
                                            2,867    Danaher Corp.                                                182,198
                                            2,863    Deere & Co.                                                  226,320
                                            2,458    Dover Corp.                                                  119,360
                                            1,799    Eaton Corp.                                                  131,273
                                            2,233    ITT Industries, Inc.                                         125,539
                                            2,479    Illinois Tool Works, Inc.                                    238,752
                                            3,958    Ingersoll-Rand Co. Class A                                   165,405
                                              745    Navistar International Corp. (a)                              20,547

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2006

                                           Shares
Industry                                     Held    Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------------------
                                            2,046    PACCAR, Inc.                                         $       144,202
                                            1,510    Pall Corp.                                                    47,097
                                            1,447    Parker Hannifin Corp.                                        116,643
                                                                                                          ---------------
                                                                                                                2,158,919
-------------------------------------------------------------------------------------------------------------------------
Media - 2.5%                                9,340    CBS Corp. Class B                                            223,973
                                            6,247    Clear Channel Communications, Inc.                           181,225
                                           25,851    Comcast Corp. Class A (a)                                    676,262
                                              710    Dow Jones & Co., Inc.                                         27,903
                                            1,028    EW Scripps Co. Class A                                        45,962
                                            2,878    Gannett Co., Inc.                                            172,450
                                            5,204    Interpublic Group of Cos., Inc. (a)                           49,750
                                              809    Knight-Ridder, Inc.                                           51,137
                                            4,439    The McGraw-Hill Cos., Inc.                                   255,775
                                              504    Meredith Corp.                                                28,118
                                            1,755    New York Times Co. Class A                                    44,419
                                           29,016    News Corp. Class A                                           481,956
                                            2,162    Omnicom Group                                                179,987
                                           54,459    Time Warner, Inc.                                            914,367
                                            3,165    Tribune Co.                                                   86,816
                                            2,702    Univision Communications, Inc. Class A (a)                    93,138
                                            9,341    Viacom, Inc. Class B (a)                                     362,431
                                           23,279    Walt Disney Co.                                              649,251
                                                                                                          ---------------
                                                                                                                4,524,920
-------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.7%                     10,538    Alcoa, Inc.                                                  322,041
                                            1,045    Allegheny Technologies, Inc.                                  63,933
                                            2,224    Freeport-McMoRan Copper & Gold, Inc. Class B                 132,928
                                            5,400    Newmont Mining Corp.                                         280,206
                                            1,879    Nucor Corp.                                                  196,900
                                            2,460    Phelps Dodge Corp.                                           198,104
                                            1,316    United States Steel Corp.                                     79,855
                                                                                                          ---------------
                                                                                                                1,273,967
-------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.8%                      2,475    Ameren Corp.                                                 123,304
                                            2,669    CMS Energy Corp. (a)                                          34,564
                                            3,748    Centerpoint Energy, Inc.                                      44,714
                                            2,967    Consolidated Edison, Inc.                                    129,064
                                            2,149    DTE Energy Co.                                                86,153
                                            4,200    Dominion Resources, Inc.                                     289,926
                                            2,110    KeySpan Corp.                                                 86,236
                                            3,296    NiSource, Inc.                                                66,645
                                            4,174    PG&E Corp.                                                   162,369
                                            3,030    Public Service Enterprise Group, Inc.                        194,041
                                            3,123    Sempra Energy                                                145,095
                                            2,519    TECO Energy, Inc.                                             40,606
                                            4,881    Xcel Energy, Inc.                                             88,590
                                                                                                          ---------------
                                                                                                                1,491,307
-------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.9%                     1,377    Big Lots, Inc. (a)                                            19,223
                                              741    Dillard's, Inc. Class A                                       19,296
                                            3,827    Dollar General Corp.                                          67,623
                                            1,877    Family Dollar Stores, Inc.                                    49,928
                                            3,291    Federated Department Stores                                  240,243
                                            2,807    JC Penney Co., Inc.                                          169,571
                                            4,167    Kohl's Corp. (a)                                             220,893

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2006

                                           Shares
Industry                                     Held    Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------------------
                                            2,642    Nordstrom, Inc.                                      $       103,514
                                            1,206    Sears Holdings Corp. (a)                                     159,481
                                           10,628    Target Corp.                                                 552,762
                                                                                                          ---------------
                                                                                                                1,602,534
-------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                  11,257    Xerox Corp. (a)                                              171,106
-------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                         968    Amerada Hess Corp.                                           137,843
Fuels - 6.2%                                2,785    Anadarko Petroleum Corp.                                     281,313
                                            3,993    Apache Corp.                                                 261,581
                                            4,543    Burlington Resources, Inc.                                   417,547
                                            4,516    Chesapeake Energy Corp.                                      141,848
                                           26,909    Chevron Corp.                                              1,559,915
                                           16,663    ConocoPhillips                                             1,052,268
                                            5,340    Devon Energy Corp.                                           326,648
                                            2,931    EOG Resources, Inc.                                          211,032
                                            7,969    El Paso Corp.                                                 96,026
                                           73,812    Exxon Mobil Corp.                                          4,492,198
                                            1,402    Kerr-McGee Corp.                                             133,863
                                            1,272    Kinder Morgan, Inc.                                          117,011
                                            4,434    Marathon Oil Corp.                                           337,738
                                            1,996    Murphy Oil Corp.                                              99,441
                                            5,207    Occidental Petroleum Corp.                                   482,429
                                            1,610    Sunoco, Inc.                                                 124,888
                                            7,516    Valero Energy Corp.                                          449,306
                                            7,188    Williams Cos., Inc.                                          153,751
                                            4,390    XTO Energy, Inc.                                             191,272
                                                                                                          ---------------
                                                                                                               11,067,918
-------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%              5,954    International Paper Co.                                      205,830
                                            1,282    Louisiana-Pacific Corp.                                       34,870
                                            2,193    MeadWestvaco Corp.                                            59,891
                                            2,940    Weyerhaeuser Co.                                             212,944
                                                                                                          ---------------
                                                                                                                  513,535
-------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                      913    Alberto-Culver Co. Class B                                    40,382
                                            5,445    Avon Products, Inc.                                          169,721
                                            1,440    The Estee Lauder Cos., Inc. Class A                           53,554
                                                                                                          ---------------
                                                                                                                  263,657
-------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 5.1%                     18,599    Abbott Laboratories                                          789,900
                                            1,833    Allergan, Inc.                                               198,880
                                            1,278    Barr Pharmaceuticals, Inc. (a)                                80,488
                                           23,680    Bristol-Myers Squibb Co.                                     582,765
                                           13,658    Eli Lilly & Co.                                              755,287
                                            3,939    Forest Laboratories, Inc. (a)                                175,798
                                           35,974    Johnson & Johnson                                          2,130,380
                                            2,926    King Pharmaceuticals, Inc. (a)                                50,474
                                           26,436    Merck & Co., Inc.                                            931,340
                                            2,642    Mylan Laboratories                                            61,823
                                           88,940    Pfizer, Inc.                                               2,216,385
                                           17,883    Schering-Plough Corp.                                        339,598
                                            1,228    Watson Pharmaceuticals, Inc. (a)                              35,293
                                           16,247    Wyeth                                                        788,304
                                                                                                          ---------------
                                                                                                                9,136,715
-------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.8%                          1,168    Apartment Investment & Management Co. Class A                 54,779
                                            2,578    Archstone-Smith Trust                                        125,729
                                            1,085    Boston Properties, Inc.                                      101,176
                                            4,909    Equity Office Properties Trust                               164,844

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2006

                                           Shares
Industry                                     Held    Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------------------
                                            3,511    Equity Residential                                   $       164,280
                                            2,427    Kimco Realty Corp.                                            98,633
                                            2,227    Plum Creek Timber Co., Inc.                                   82,243
                                            2,944    Prologis                                                     157,504
                                              995    Public Storage, Inc.                                          80,824
                                            2,211    Simon Property Group, Inc.                                   186,034
                                            1,434    Vornado Realty Trust                                         137,664
                                                                                                          ---------------
                                                                                                                1,353,710
-------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.6%                          4,508    Burlington Northern Santa Fe Corp.                           375,652
                                            2,652    CSX Corp.                                                    158,590
                                            4,982    Norfolk Southern Corp.                                       269,377
                                            3,202    Union Pacific Corp.                                          298,907
                                                                                                          ---------------
                                                                                                                1,102,526
-------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor              5,812    Advanced Micro Devices, Inc. (a)                             192,726
Equipment - 2.3%                            4,343    Altera Corp. (a)                                              89,640
                                            4,426    Analog Devices, Inc.                                         169,472
                                           19,178    Applied Materials, Inc.                                      335,807
                                            3,557    Applied Micro Circuits Corp. (a)                              14,477
                                            5,324    Broadcom Corp. Class A (a)                                   229,784
                                            4,960    Freescale Semiconductor, Inc. Class B (a)                    137,739
                                           71,112    Intel Corp.                                                1,376,017
                                            2,412    Kla-Tencor Corp.                                             116,644
                                            4,735    LSI Logic Corp. (a)                                           54,737
                                            3,695    Linear Technology Corp.                                      129,621
                                            3,875    Maxim Integrated Products, Inc.                              143,956
                                            7,480    Micron Technology, Inc. (a)                                  110,106
                                            4,080    National Semiconductor Corp.                                 113,587
                                            1,612    Novellus Systems, Inc. (a)                                    38,688
                                            2,069    Nvidia Corp. (a)                                             118,471
                                            2,246    PMC-Sierra, Inc. (a)                                          27,603
                                            2,395    Teradyne, Inc. (a)                                            37,146
                                           19,344    Texas Instruments, Inc.                                      628,100
                                            4,167    Xilinx, Inc.                                                 106,092
                                                                                                          ---------------
                                                                                                                4,170,413
-------------------------------------------------------------------------------------------------------------------------
Software - 2.7%                             7,251    Adobe Systems, Inc.                                          253,205
                                            2,789    Autodesk, Inc.                                               107,432
                                            2,572    BMC Software, Inc. (a)                                        55,710
                                            5,515    CA, Inc.                                                     150,063
                                            2,157    Citrix Systems, Inc. (a)                                      81,750
                                            4,626    Compuware Corp. (a)                                           36,222
                                            3,672    Electronic Arts, Inc. (a)                                    200,932
                                            2,139    Intuit, Inc. (a)                                             113,773
                                          107,420    Microsoft Corp.                                            2,922,898
                                            4,708    Novell, Inc. (a)                                              36,157
                                           45,549    Oracle Corp. (a)                                             623,566
                                            1,343    Parametric Technology Corp. (a)                               21,931
                                           12,612    Symantec Corp. (a)                                           212,260
                                                                                                          ---------------
                                                                                                                4,815,899
-------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.8%                     2,190    AutoNation, Inc. (a)                                          47,194
                                              667    AutoZone, Inc. (a)                                            66,493
                                            3,390    Bed Bath & Beyond, Inc. (a)                                  130,176
                                            4,920    Best Buy Co., Inc.                                           275,176
                                            1,840    Circuit City Stores, Inc.                                     45,043
                                            6,937    The Gap, Inc.                                                129,583

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2006

                                           Shares
Industry                                     Held    Common Stocks                                             Value
-------------------------------------------------------------------------------------------------------------------------
                                           25,678    Home Depot, Inc.                                     $     1,086,179
                                            4,210    Limited Brands                                               102,977
                                            9,452    Lowe's Cos., Inc.                                            609,087
                                            3,575    Office Depot, Inc. (a)                                       133,133
                                              852    OfficeMax, Inc.                                               25,705
                                            1,627    RadioShack Corp.                                              31,287
                                            1,341    The Sherwin-Williams Co.                                      66,299
                                            8,808    Staples, Inc.                                                224,780
                                            5,569    TJX Cos., Inc.                                               138,223
                                            1,719    Tiffany & Co.                                                 64,531
                                                                                                          ---------------
                                                                                                                3,175,866
-------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                  4,634    Coach, Inc. (a)                                              160,244
Goods - 0.3%                                1,381    Jones Apparel Group, Inc.                                     48,846
                                            1,271    Liz Claiborne, Inc.                                           52,086
                                            2,286    Nike, Inc. Class B                                           194,539
                                            1,065    VF Corp.                                                      60,599
                                                                                                          ---------------
                                                                                                                  516,314
-------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.3%           7,289    Countrywide Financial Corp.                                  267,506
                                           11,700    Fannie Mae                                                   601,380
                                            8,352    Freddie Mac                                                  509,472
                                            3,095    Golden West Financial Corp.                                  210,151
                                            1,058    MGIC Investment Corp.                                         70,495
                                            4,317    Sovereign Bancorp, Inc.                                       94,585
                                           11,986    Washington Mutual, Inc.                                      510,843
                                                                                                          ---------------
                                                                                                                2,264,432
-------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.1%                             25,226    Altria Group, Inc.                                         1,787,514
                                            1,029    Reynolds American, Inc.                                      108,560
                                            1,977    UST, Inc.                                                     82,243
                                                                                                          ---------------
                                                                                                                1,978,317
-------------------------------------------------------------------------------------------------------------------------
Trading Companies &                           924    WW Grainger, Inc.                                             69,623
Distributors - 0.0%
-------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                  4,689    Alltel Corp.                                                 303,613
Services - 0.7%                            35,867    Sprint Nextel Corp.                                          926,803
                                                                                                          ---------------
                                                                                                                1,230,416
-------------------------------------------------------------------------------------------------------------------------
                                                     Total Common Stocks
                                                     (Cost - $132,705,753) - 79.5%                            142,160,572
-------------------------------------------------------------------------------------------------------------------------

                                             Face
                                           Amount    U.S. Government Obligations
-------------------------------------------------------------------------------------------------------------------------
                                     $ 33,200,000    U.S. Treasury Notes, 2.50% due 10/31/2006                 32,757,776
-------------------------------------------------------------------------------------------------------------------------
                                                     Total U.S. Government Obligations
                                                     (Cost - $32,892,623) - 18.3%                              32,757,776
-------------------------------------------------------------------------------------------------------------------------

                                                     Short-Term Securities
-------------------------------------------------------------------------------------------------------------------------
Time Deposits - 1.1%                    1,860,630    State Street Bank & Trust Co., 3.95% due 4/03/2006         1,860,630
-------------------------------------------------------------------------------------------------------------------------
                                                     Total Short-Term Securities
                                                     (Cost - $1,860,630) - 1.1%                                 1,860,630
-------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments
                                                     (Cost - $167,459,006) - 98.9%                            176,778,978
-------------------------------------------------------------------------------------------------------------------------

Enhanced S&P 500(R) Covered Call Fund Inc.
Schedule of Investments as of March 31, 2006

                                        Number of
                                        Contracts    Call Options Written                                      Value
-------------------------------------------------------------------------------------------------------------------------
                                            1,105    S&P 500 Index, expiring April 2006 at USD 1,310      $      (906,100)
-------------------------------------------------------------------------------------------------------------------------
                                                     Total Options Written
                                                     (Premiums Received - $1,847,917) - (0.5%)                   (906,100)
-------------------------------------------------------------------------------------------------------------------------
                                                     Total Investments, Net of Options Written
                                                     (Cost - $165,611,089*) - 98.4%                           175,872,878

                                                     Other Assets Less Liabilities - 1.6%                       2,939,498
                                                                                                          ---------------
                                                     Net Assets - 100.0%                                  $   178,812,376
                                                                                                          ===============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 176,197,922
                                                                  =============
      Gross unrealized appreciation                               $   2,096,058
      Gross unrealized depreciation                                  (2,421,102)
                                                                  -------------
      Net unrealized depreciation                                 $    (325,044)
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                      Net               Dividend
      Affiliate                                    Activity              Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                       195               $  2,726
      --------------------------------------------------------------------------

o Financial futures contracts purchased as of March 31, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                      Expiration         Face        Unrealized
      Contracts         Issue           Date            Value      Depreciation
      --------------------------------------------------------------------------
          33       E-MINI S&P 500     June 2006      $2,176,340    $    (25,977)
      --------------------------------------------------------------------------

o     Total Return Swaps outstanding as of March 31, 2006 were as follows:

      ------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Notional             Unrealized
      Counterparty Receive Total Return                  Pay                    Expiration           Amount             Appreciation
      ------------------------------------------------------------------------------------------------------------------------------
      BNP Paribas   CBOE S&P 500
                    BuyWrite Index
                    (BXM(SM)) - Total          12-month LIBOR rate plus
                    Return                     a negotiated spread             October 2006       $ 15,000,000          $    481,164

      Deutsche      CBOE S&P 500
      Bank AG       BuyWrite Index
                    (BXM(SM)) - Total          12-month LIBOR rate plus
                    Return                     a negotiated spread             October 2006       $101,500,006             3,410,807

      ------------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                             $  3,891,971
                                                                                                                        ============

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Enhanced S&P 500(R) Covered Call Fund Inc.


By: /s/ Mitchell M. Cox
    ------------------------------------------
    Mitchell M. Cox
    Chief Executive Officer
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    ------------------------------------------
    Mitchell M. Cox
    Chief Executive Officer
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: May 22, 2006


By: /s/ Donald C. Burke
    ------------------------------------------
    Donald C. Burke
    Chief Financial Officer
    Enhanced S&P 500(R) Covered Call Fund Inc.

Date: May 22, 2006